Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Trade and Other Payables [Line Items]
Summary of Trade and Other Payables

Trade and Other Payables are composed of the following:

	2021	2020
Trade Payables	269,227	136,727
Accrued Liabilities	3,173	2,928
Other Payables	4,760	3,210
Total Trade and other payables	277,160	142,865